Other events occurred during the period	6 Months Ended
Jun. 30, 2022
Other Events Occurred During The Period [Abstract]
Other events occurred during the period

Note 12 – Other events occurred during the period

On June 1, 2022, the Company announced that its board of directors has authorized a share repurchase plan (the “Repurchase Plan”) allowing the Company to invest up to $1 million to repurchase its Ordinary Shares.

The Repurchase Plan authorizes the Company’s management to repurchase Ordinary Shares, from time to time, in open market transactions, and/or in privately negotiated transactions or in any other legally permissible ways, depending on market conditions, share price, trading volume and other factors. Such repurchases will be made in accordance with applicable U.S. securities laws and regulations, under the U.S. Securities Exchange Act of 1934, as amended, and applicable Israeli law, and are subject to the approval of the Israeli court, which is meant to ensure that the Company has enough resources for the Repurchase Plan without affecting its other on-going obligations and commitments. The Repurchase Plan does not obligate the Company to repurchase any specific number of the Ordinary Shares and may be suspended or terminated at any time at management’s discretion. As of June 30, 2022, no shares have been repurchased under the Repurchase Plan.